Cash and Cash Equivalents - Schedule of Carrying Amounts of the Company’s Bank and Cash Balances (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Carrying Amounts of the Company’s Bank and Cash Balances [Line Items]
Bank and Cash balances	$ 1,258,001	$ 2,262,881
RMB [Member]
Schedule of Carrying Amounts of the Company’s Bank and Cash Balances [Line Items]
Bank and Cash balances	8,726	63,241
USD [Member]
Schedule of Carrying Amounts of the Company’s Bank and Cash Balances [Line Items]
Bank and Cash balances	$ 1,249,275	$ 2,199,640